EARNINGS PER UNIT AND CASH DISTRIBUTIONS (Details) - USD ($) $ / shares in Units, shares in Thousands, $ in Thousands		3 Months Ended		9 Months Ended
		Sep. 30, 2016	Sep. 30, 2015	Sep. 30, 2016	Sep. 30, 2015
Earnings Per Share [Abstract]
Net income attributable to general partner and limited partner interests		$ 55,996	$ 32,668	$ 100,728	$ 104,952
Less: distributions paid		(38,199)	(38,533)	(114,579)	(115,598)
Under (over) distributed earnings		17,797	(5,865)	(13,851)	(10,646)
Net income attributable to:
Common unitholders		$ 44,172	$ 22,111	$ 83,704	$ 71,379
Weighted average units outstanding (basic and diluted) (in thousands):
Common unitholders (in shares)		61,079	45,663	50,485	45,663
Earnings per unit (basic and diluted):
Common unitholders (in dollars per share)	[1]	$ 0.72	$ 0.48	$ 1.66	$ 1.56
Cash distributions declared and paid in the period per unit (in dollars per share)		0.58	0.58	1.73	1.73
Subsequent event: Cash distributions declared and paid per unit relating to the period (in dollars per share)		$ 0.58	$ 0.58	$ 0.58	$ 0.5775
Distributions to IDR holders		$ 2,200	$ 2,200	$ 6,500	$ 6,500
Distribution Made to Limited Partner
Ownership interest by third party (percentage)		69.00%		69.00%
First Distribution of Additional Available Cash from Operating Surplus
Distribution Made to Limited Partner
General partner ownership interest (percentage)		2.00%		2.00%

[1]	Under the Partnership Agreement, the subordination period expired in May 2016 and as at June 30, 2016, all our subordinated units, which were 100% held by Golar, converted to common units.